Other assets (non-current and current), Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Assets [Abstract]
Value added and other tax receivables	€ 171.7	€ 187.7
Other receivables	61.0	109.8
Prepaid expenses	39.1	27.4
Derivative assets	7.9	26.6
Other	22.5	33.1
TOTAL OTHER CURRENT ASSETS	€ 302.2	€ 384.6